Share Capital - Option Transaction (Parenthetical) (Details)			6 Months Ended	12 Months Ended
	Sep. 01, 2024 Equityinstruments yr $ / shares shares	Sep. 25, 2023 Equityinstruments $ / shares	Dec. 31, 2024 Equityinstruments yr $ / shares	Dec. 31, 2025 yr Equityinstruments $ / shares	Dec. 31, 2024 yr	Sep. 01, 2026 shares	Sep. 01, 2025 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | Equityinstruments		1,000,000	1,927,246	2,806,452
Exercise price | $ / shares		$ 2.97	$ 1.26	$ 1.54
Period | yr			5	5	5
Granted to Corporation Controlled By Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | Equityinstruments	2,000,000
Exercise price | $ / shares	$ 1.36
Period | yr	5
Options vested	666,667
Options will vest							666,667
Granted to Corporation Controlled By Officer | Major Ordinary Share Transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options will vest						666,666